Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 10,290,626	$ 8,643,244	$ 19,467,735	$ 15,820,361	$ 35,727,199	$ 24,054,480
Expenses:
Direct costs	939,389	833,511	2,022,279	1,583,931	3,879,409	2,576,709
Payroll and benefits	6,983,804	5,622,468	13,930,426	10,892,831	23,819,327	15,990,702
Selling, general and administrative	1,519,835	1,194,704	3,039,605	2,718,658	5,836,235	4,822,130
Change in fair value of contingent consideration	(670,878)	(165,000)	(1,434,778)	200,000	3,754,221	55,000
Depreciation and amortization	415,547	478,270	832,785	960,982	1,905,354	2,030,226
Legal and professional	613,971	457,998	1,552,186	802,606	2,013,436	1,191,231
Total expenses	9,801,668	8,421,951	19,942,503	17,159,008	41,207,982	26,665,998
Income (loss) from operations	488,958	221,293	(474,768)	(1,338,647)	(5,480,783)	(2,611,518)
Other income (expenses):
Gain on extinguishment of debt, net		1,012,973		955,610	2,988,779	3,311,198
Loss on disposal of fixed assets		(48,461)		(48,461)
Change in fair value of convertible notes	244,022	268,974	531,880	(602,475)
Loss on the deconsolidation of Max Steel VIE						(1,484,591)
Change in fair value of convertible notes and derivative liabilities	(244,022)	(268,974)	(531,880)	(602,475)	(570,844)	(534,627)
Change in fair value of warrants	35,000	65,000	95,000	(2,497,877)	(2,482,877)	(275,445)
Change in fair value of put rights				(71,106)	(71,106)	1,745,418
Acquisition costs				(22,907)	(22,907)	(93,042)
Interest expense	(125,348)	(169,837)	(274,737)	(335,031)	(785,209)	(2,133,660)
Total other income (expenses), net	153,674	1,128,649	352,143	(2,622,247)	(944,164)	535,251
Net income (loss) before equity in losses of unconsolidated affiliates	635,408	1,349,942	(137,073)	(3,922,043)	(6,424,947)	(2,076,267)
Income tax (expense) benefit	(7,224)		(14,448)	38,851	(37,356)	137,075
Income (loss) before income taxes and equity in losses of unconsolidated affiliates	642,632	1,349,942	(122,625)	(3,960,894)
Equity in losses of unconsolidated affiliates	(23,400)		(43,400)
Net income (loss)	$ 612,008	$ 1,349,942	$ (180,473)	$ (3,922,043)	$ (6,462,303)	$ (1,939,192)
Earnings (loss) per share:
Basic	$ 0.06	$ 0.17	$ (0.02)	$ (0.53)	$ (0.85)	$ (0.35)
Diluted	$ 0.04	$ 0.13	$ (0.09)	$ (0.53)	$ (0.85)	$ (0.58)
Weighted average number of shares outstanding:
Basic	9,498,266	7,664,000	9,113,252	7,456,360	7,614,774	5,619,969
Diluted	9,626,143	7,913,396	9,890,621	7,456,360	7,614,774	6,382,937